PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

13)  PROPERTY, PLANT AND EQUIPMENT

a)  Accounting policy

It is measured at acquisition and/or construction cost, net of accumulated depreciation and/or accumulated impairment losses, if any. Such cost includes the borrowing costs for long-term construction projects if the recognition criteria are met and is stated net of ICMS (State VAT) credits (Note 9), which were recorded as recoverable taxes. The Company does not have loans that meet the criteria for recognition of cost capitalization.

Asset costs are capitalized until the asset becomes operational. Costs incurred after the asset becomes operational and that do not improve the functionality or extend the useful life of the asset are immediately recognized on an accrual basis. When significant parts of fixed assets are required to be replaced at intervals, the Company recognizes such parts as individual assets with specific useful lives and depreciation. Likewise, expenses that represent asset improvement (expanded installed capacity or useful life) are capitalized. All the other repair and maintenance costs are recognized in the statement of income as incurred.

The present value of the expected cost for the decommissioning of property, plant and equipment items (towers and equipment on leased property) is capitalized at the cost of the respective asset matched against the provision for dismantling obligations (Note 20) and depreciated over the useful lives of the related assets, which do not exceed the lease term.

Depreciation is calculated by the straight-line method over the useful lives of assets at rates that take into account the estimated useful lives of assets based on technical analyses.

The assets’ residual values, useful lives and methods of depreciation are reviewed on a yearly basis, adjusted prospectively, if appropriate.

Property, plant and equipment items are written off when sold or when no future economic benefit is expected from their use or sale. Any gains or losses arising from write-off (measured as the difference between the net disposal proceeds and the carrying amount) are recognized in the statement of income in the year in which the asset is written off.

Leases

The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low value assets, as permitted by IFRS 16. They recognize lease liabilities to make lease payments and assets rights of use representing the right of use of the underlying assets.

The Company recognizes the right-of-use assets on the lease start date (that is, on the date the asset is available for use). The rights of use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any new remeasurement of lease liabilities.

The Company acts as a lessee in a significant number of lease agreements on different assets, such as structures (towers and rooftops) and the respective land where they are located; sites built in the Built to Suit (“BTS”) modality for installing antennas and other equipment and means of transmission; computer equipment; offices, shops and commercial properties.

b) Critical estimates and judgments

The accounting treatment of investment in fixed assets includes estimating the useful life period for depreciation purposes, particularly for assets acquired in business combinations.

Useful life determination requires estimates regarding the expected technological developments and alternative uses of assets. The hypotheses related to the technological aspect and its future development imply a significant level of analysis, considering the difficulties in forecasting the time and nature of future technological changes.

Information on the recoverability of fixed assets is presented in Note 15.a.

c) Description, Breakdown and changes

We present a brief description of the main items that make up fixed assets.

●	Switching and transmission media equipment: Includes switching and control centers, gateway, platforms, base radio station, microcells, minicells, repeaters, antennas, radios, access networks, concentrators, cables, TV equipment and other switching and transmission media equipment.
●	Terminal equipment: Includes CPCT, public telephones and other terminal equipment.
●	Lending equipment: Includes cellphones and modems in the lending modality.
●	Infrastructure: This includes buildings, elevators, central air conditioning equipment, towers, posts, containers, energy equipment, land piping, support and protectors, leasehold improvements, etc.
●	Other fixed asset items: These include vehicles, repair and construction tools and instruments, telesupervision equipment, IT equipment, testing and measurement equipment, fixtures and other goods for general use.

	Switching and						Assets and
	transmission	Terminal	Lending				facilities under
	equipment	equipment	equipment	Infrastructure	Land	Other P&E	construction	Total
Balances and changes:
Balance on 12.31.20	22,423,337	917,027	4,077,835	13,538,839	273,029	744,385	2,378,141	44,352,593
Additions (1)	428,683	45	107,961	2,802,303	—	158,919	6,300,245	9,798,156
Write-offs, net (2)	15,005	(103)	87,079	(262,311)	(5,183)	(1,360)	(41,863)	(208,736)
Net transfers	3,361,667	571,986	2,259,382	609,681	(900)	28,450	(6,960,941)	(130,675)
Subletting	—	—	—	(64,177)	—	—	—	(64,177)
Sale of businesses (3) (Note 2.d)	(150,251)	(14,207)	(33,648)	(21,126)	—	(375)	(8,344)	(227,951)
Depreciation (Note 26)	(3,417,261)	(443,238)	(2,168,502)	(2,801,303)	—	(280,415)	—	(9,110,719)
Balance on 12.31.21	22,661,180	1,031,510	4,330,107	13,801,906	266,946	649,604	1,667,238	44,408,491
Additions (1)	74,814	2,852	110,072	3,208,050	—	191,469	6,559,874	10,147,131
Write-offs, net (2)	(8,607)	(81)	7	(58,311)	(14,861)	(2,346)	(10,131)	(94,330)
Net transfers	2,828,009	80,963	2,301,010	310,129	—	10,328	(5,631,285)	(100,846)
Subletting	—	—	—	1,665	—	—	—	1,665
Business combination - Garliava and Vita IT (Note 2.d)	126,530	—	—	541,826	—	3,442	4,221	676,019
Depreciation (Note 26)	(3,366,948)	(438,026)	(1,592,158)	(3,522,398)	—	(220,415)	—	(9,139,945)
Balance on 12.31.22	22,314,978	677,218	5,149,038	14,282,867	252,085	632,082	2,589,917	45,898,185

Balance on 12.31.21
Cost	81,422,233	6,435,959	25,107,646	34,169,915	266,946	5,536,296	1,667,238	154,606,233
Accumulated depreciation	(58,761,053)	(5,404,449)	(20,777,539)	(20,368,009)	-	(4,886,692)	—	(110,197,742)
Total	22,661,180	1,031,510	4,330,107	13,801,906	266,946	649,604	1,667,238	44,408,491

Balance on 12.31.22
Cost	85,373,094	6,503,428	27,432,268	38,168,495	252,085	5,770,136	2,589,917	166,089,423
Accumulated depreciation	(63,058,116)	(5,826,210)	(22,283,230)	(23,885,628)	—	(5,138,054)	—	(120,191,238)
Total	22,314,978	677,218	5,149,038	14,282,867	252,085	632,082	2,589,917	45,898,185
(1)	Additions from property, plant and equipment mainly refers to: (i) in 2022: expansion of the fiber network, maintenance and expansion of the 4G mobile network and launch of the 5G mobile network in Brazilian capitals, in addition to investments for the integration of hi mobile; (ii) in 2021: reinforcement of the mobile network, expansion of the fiber network and connected homes, increasing the availability of services in view of the growing demand for quality connection.
(2)	In infrastructure, includes the amounts of R$52,092 and R$245,237 in 2022 and 2021, respectively, referring to the cancellation of lease agreements.
(3)	Refers to the balance of assets that were used for the Company’s corporate structure in FiBrasil (Note 2.d).

d) Depreciation rates

In the years ended December 31, 2022 and 2021, the Company carried out, with the help of a specialized company, valuations of the useful lives applied to its property, plant and equipment through the direct comparative method of market data.

For the year ended December 31, 2022, the works indicated the need for changes in the useful life and annual depreciation rates of some items of the asset classes. These changes in the accounting estimate reduced the depreciation expense by R$295,464 in 2022. For the year ended December 31, 2021, the works did not indicate the need for changes in the useful life and annual depreciation rates.

Below, we present a table of the annual depreciation rates for the years ended December 31, 2022 and 2021, except for lease assets, which are presented in note 13.e.

Description	12.31.22	12.31.21
Switching and transmission equipment and media	2.50% to 14.29%	2.50% to 14.29%
Terminal equipment	10.00% to 25.00%	10.00% to 25.00%
Lending equipment	20.00% to 50.00%	25.00% to 50.00%
Infrastructure	2.50% to 20.00%	2.50% to 20.00%
Other P&E assets	10.00% to 25.00%	10.00% to 25.00%

e) Additional information on leases

e.1) Breakdown and changes

Below, we present the movement of leases, already included in the tables for the movement of fixed assets (Note 13.c).

	Switching and
	transmission
	equipment	Infrastructure	Other	Total

Balances and changes:
Balance on 12.31.20	358,091	10,322,337	10,381	10,690,809
Additions	410,169	2,702,635	590	3,113,394
Subletting (Note 13.c)	—	(64,177)	—	(64,177)
Depreciation	(482,455)	(2,254,000)	(656)	(2,737,111)
Cancellation of contracts	(4,893)	(245,237)	—	(250,130)
Balance on 12.31.21	280,912	10,461,558	10,315	10,752,785
Additions	39,688	3,118,054	71,596	3,229,338
Subletting (Note 13.c)	—	1,665	—	1,665
Depreciation	(75,384)	(2,973,283)	(903)	(3,049,570)
Business combination - Garliava (Note 2.d)	—	526,515	—	526,515
Cancellation of contracts	—	(52,092)	—	(52,092)
Balance on 12.31.22	245,216	11,082,417	81,008	11,408,641

Balance on 12.31.21
Cost	336,080	17,331,955	128,099	17,796,134
Accumulated depreciation	(55,168)	(6,870,397)	(117,784)	(7,043,349)
Total	280,912	10,461,558	10,315	10,752,785

Balance on 12.31.22
Cost	375,767	20,946,410	199,695	21,521,872
Accumulated depreciation	(130,551)	(9,863,993)	(118,687)	(10,113,231)
Total	245,216	11,082,417	81,008	11,408,641

e.2) Depreciation rates

Below is a table of depreciation rates for the years ended December 31, 2022 and 2021.

Description	12.31.22	12.31.21
Switching and transmission equipment and media	10.00% to 66.67%	5.00% to 42.90%
Infrastructure	2.36% to 92.31%	3.50% to 66.67%
Other P&E assets	26.09% to 40.00%	20.00% to 38.00%

f)  Property and equipment items pledged in guarantee

On December 31, 2022, the Company had property and equipment pledged in guarantee for lawsuits, of R$95,980 (R$78,631 on December 31, 2021).

g)  Concession Balance

The Fixed Switched Telephone Service concession model, adopted in 1998 with the signing of contracts celebrated thanks to the privatization of the telecommunications sector, generated a veritable revolution in the provision of telecommunications services in Brazil. Over more than 20 years, concessionaires promoted the expansion and universalization of the fixed telephone service, which, before privatization, was expensive, elitist and left consumers in a long queue, lasting months or years. During this period, the concession contracts suffered shocks as a result of several events that occurred throughout their term, which have repercussions to the present day on the originally contracted financial equation.

As the end of the term of the concession contracts approaches, a consensus is being sought with the regulatory body to assure a fair the economic-financial equilibrium.

However, management’s efforts have largely been frustrated and discussions through administrative channels have been exhausted without consensus having been reached. Hence, on July 1, 2021, the Company signed an arbitration agreement with ANATEL. The Company submitted to the International Chamber of Commerce, on July 10, 2021, a request to initiate an arbitration against ANATEL, as provided for in the concession agreement and pursuant to Law 9,307/1996, as well as the General Telecommunications Law.

On March 21, 2022, the Company presented its opening arguments in the arbitration proceeding requiring, among other issues, the recognition of events that occurred during the concession agreement that need to be rebalanced in the Company’s favor to preserve the sustainability of the agreement, as well as compensation for the period in which the contract terms were untenable.

After the Company’s initial allegations, in June 2022 ANATEL presented its defense. On August 19, 2022, the Company filed a reply to ANATEL’s defense. On October 18, 2022, the rejoinder was presented by ANATEL. On November 17, 2022, the parties specified the evidence and on December 8, the parties’ hearing was held with the arbitral tribunal for the presentation of the case.

Arbitration is generally an agile and technically satisfactory option for resolving complex conflicts. The expectation is that disputes involving the concession can be addressed within a technical basis, enabling the current fixed telephone service concessions to be drawn to a close in a fair manner. Currently, it is not practicable to predict the outcome of this arbitration process.

h)  Adaptation of the Model

On October 4, 2019, Law 13.879/2019 (enacted from PLC 79/2016) was sanctioned, which introduced changes in the telecommunication’s regulatory framework, by allowing fixed telephony concessionaires to migrate from a concession regime to an authorization regime with lower regulatory charges, including those associated with the continuity and universalization of the STFC in the concession area, as well as any restrictions on the goods associated with its provision.

In accordance with said Law, ANATEL presented on July 5, 2022 a methodology with an estimate of the economic value associated with the adaptation of the concession instrument for authorization, to be validated by the Federal Court of Auditors (“TCU”), which after the vote of the reporting minister on the legality of the methodology presented by ANATEL, received a request for views from another minister, and should return to the court’s agenda in March 2023. After the TCU’s final decision on the applied methodology, ANATEL will indicate the final value for adapting the concession instrument for authorization. This amount, after being confirmed and accepted by the Company, will be converted into investment projects not yet defined by ANATEL.

i)  Reversible assets

The concession contract for the Company’s Switched Fixed Telephone Service identifies the assets essential to the provision of such service in the concession area. On April 12, 2021, Resolution 744 was published in the official gazette (“DOU”), approved by the Ministry of Telecommunications and by the Board of Directors of ANATEL on April 4, 2021, which addresses the Regulation of Continuity of Provision of Switched Fixed Telephone Service Intended for Use of the General Public under the Public Regime (“RCON”).

The Resolution, which became effective on May 3, 2021, addresses how the continuity of STFC services under the concession regime are treated once the Company’s STs STFC concession contract terminates. The assets identified as being essential to the provision of multiple services, among which the STFC under the public system, will be included in a contract for the assignment of their rights of use, to be agreed under fair and reasonable economic terms and conditions, transferring them from the Company to the new Concessionaire or the Federal Government, should they wish to make use of such assets to maintain the continuity of STFC provision under the public regime.

The assets which in addition to being deemed essential are effectively and exclusively used to ensure the continuity and timely provision of STFC under the public regime, will be revert to the Public Authority, according to the terms of the RCON, if such service continues to be provided, either by the Federal authority, or by a new Concessionaire, under a public agreement. Hence, the assets for the exclusive use of the STFC and, therefore, subject to the ‘reversal regime’ provided for in the regulation, constitute a residual and decreasing asset of the Company.

Accordingly, the Concessionaire’s assets, at the end of the concession contract on December 31, 2025, will not be returned to the Federal Government. The shared assets and those used exclusively for the STFC will fall within the scope of specific contracts already provided for in the operational manual of the Continuity Regulation, approved by Decision No. 269/2021/COUN/SCO, which complements provisions of the Continuity Regulation.

Although Resolution 744 requires a list of Reversible Assets (“RBR”) to be submitted to ANATEL, such obligation, upon approval under the contractual model described above, is merely informative by nature, in order to maintain transparency of the assets used by the Concessionaire in the provision of STFC under the public regime.

However, it is important to point out that, within the scope of the administrative proceeding TC nº. 003.342/2022-0, pending at the TCU, a technical report was issued mentioning the new understanding that the RCON should be revised. This understanding will still be subject to appreciation by the Court.